Income Taxes - Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax provision			$ 194	$ 187	$ 116
State income taxes, net of U.S. federal tax benefit			23	17	7
Foreign income tax expense			119	108	52
U.S. benefit of foreign taxes			(71)	(106)	(46)
Foreign losses not subject to U.S. tax			0	0	(7)
Nontaxable liquidation of subsidiaries			0	(628)	0
Corporate restructuring			482	0	0
Change in deferred tax asset valuation allowance			(65)	14	8
Change in basis difference in foreign subsidiaries			27	11	13
Provision (benefit) for uncertain tax positions			(139)	18	5
Non-deductible share-based compensation			0	23	11
Non-deductible goodwill			0	13	0
Other, net			(6)	(5)	(5)
Income tax benefit (expense)	$ 35	$ (121)	$ 564	$ (348)	$ 154